Note 4 - Debt Obligations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
4.
Debt Obligations

The following table summarizes our debt obligations outstanding as of the dates indicated:

	DECEMBER 31, 2015	DECEMBER 31, 2016

Convertible notes, mature June 1, 2018	$3,245,972	$4,800,097
Convertible notes, mature September 17, 2019	—	283,571
Convertible notes, mature July 8, 2017	—	280,000
Convertible notes, mature December 30, 2017	—	280,000
Convertible notes, mature December 31, 2019	—	167,000
Line of credit, matures December 1, 2017	—	50,000
Total	$3,245,972	$5,860,668

The Unit Offerings of a convertible promissory note and a Series A stock purchase warrant are accounted for under the fair value and relative fair value method.

The warrant is
first
analyzed per its terms as to whether it has derivative features or not. If the warrant is determined to be a derivative, then it is measured at fair value using the Black Scholes Option Model, and recorded as a liability on the balance sheet. The warrant is measured again at its then current fair value at each subsequent reporting dates (it is “marked-to-market”).

If the warrant is determined to not have derivative features, it is recorded into equity at its fair value using the Black Scholes option model, however, limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the convertible note.

The convertible note is recorded at its fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the warrant. Further, the convertible promissory note is examined for any intrinsic beneficial conversion feature (“BCF”) of which the convertible price of the note is less than the closing stock price on date of issuance. If the relative fair value method is used to value the convertible promissory note and there is an intrinsic BCF, a further analysis is undertaken of the BCF using an effective conversion price which assumes the conversion price is the relative fair value divided by the number of shares the convertible debt is converted into by its terms. The adjusted BCF value is accounted for as equity.

The warrant and BCF fair values are also recorded as a discount to the convertible promissory notes. As present, these equity features of the convertible promissory notes have recorded a discount to the convertible notes that is substantially equal to the proceeds received.

For the years ended
December
31,
2015
and
2016
we recorded
$994,671
and
$3,129,104
of interest expense related to the amortization of the discount on our convertible notes payable, and interest expense related to our outstanding convertible promissory notes and line of credit.

Convertible Notes, mature
June
1,
2018

2015
Unit Offering

On
January
15,
2015,
we commenced a private securities offering of “units”, each Unit consisting of a convertible promissory note and Series A stock purchase warrant
(“2015
Unit Offering”), which was closed on
September
16,
2016.
The price and availability of the Units were set forth in
five
“Pricing Supplements” issued from time-to-time. Each note issued is convertible into the Company’s common stock at the Unit price set forth in the particular pricing supplement, and matures
June
1,
2018.
Because more than
$3,000,000
was invested, we are obligated to register the common shares underlying the notes and warrants (“Shares”) with the Securities and Exchange Commission.

Interest due will be paid quarterly in arrears in cash or shares of common stock; all interest due thus far has been paid in shares of common stock. If paid by the issuance of common stock, interest is paid at a conversion price equal to the average closing price of the Company’s common stock over the
20
trading days prior to the interest payment due date. The principal amount of the note may
be paid by the issuance of shares of common stock, or cash, upon maturity at the Company’s election. When paid in shares, the number of shares to be issued shall be calculated by dividing the principal amount invested by the Unit price, as it is established at the time of the original investment by the applicable Pricing Supplement. The notes may
be converted at any time by the investor, at maturity by the Company, or by the Company prior to maturity, so long as all of the following conditions are met: (i) the Shares issued as payment are registered with the SEC, (ii) the Company’s common stock closes for ten
consecutive trading days at or above
three
times the Unit price.

Each investor, for no additional consideration, received a Series A stock purchase warrant. (See Note
6).
Each Series A warrant allows for the purchase of the number of common shares equal to the investment amount divided by the Unit price, (e.g., one
warrant share for each share of common stock which the investor is eligible to receive through conversion of his original convertible note) and, the warrant will have an exercise price as set forth in the Pricing Supplement. Each Series A warrant expires
June
1,
2020.
The Company
may
“call” the Series A warrant, requiring the investor to exercise the warrant within
30
days or forever lose the rights to do so, only if the following conditions have been met: (i) the underlying Shares are registered with the SEC, and (ii) the Company’s common stock closes for ten
consecutive trading days at or above
two
times the exercise price.

In total, we issued
five
pricing supplements setting forth the conversion price of the note, as well as the warrant price, as follows (numbers in table reflect total investments for each pricing supplement since inception of offering through the termination of the offering):

Pricing Supplement	Conversion Price	Warrant Exercise Price	Aggregate Investments
No. 1	$0.25	$0.40	$460,000
No. 2	$0.25	$0.40	1,100,000
No. 3	$0.35	$0.45	1,546,713
No. 4	$0.35	$0.45	550,000
No. 5	$0.55	$0.70	1,155,000
			$4,811,713

The closing stock price on
December
30,
2016
(the last trading day of the year) was
$0.83
per share.

During the year ended
December
31,
2016,
we received
$2,140,000
and issued unsecured convertible promissory notes with maturity dates of
June

1,

2018,
which accrue interest at a rate of
12%
per annum, and are convertible at the Unit price set forth in the investor’s subscription agreement. Of this amount, notes in the face amount of
$985,000
were issued at a Unit price of
$0.35,
and
$1,155,000
at a Unit price of
$0.55.
Each investor, for no additional consideration, received a Series A stock purchase warrant. (See Note
6.)

During the year ended
December
31,
2015,
we received
$2,671,713
and issued unsecured convertible promissory notes with maturity dates of
June

1,

2018,
which accrue interest at a rate of
12%
per annum, and are convertible at the Unit price set forth in the investor’s subscription agreement. Of this amount, notes in the face amount of
$1,535,000
were issued at a Unit price of
$0.25,
and
$1,136,713
at a Unit price of
$0.35.
Each investor, for no additional consideration, received a Series A stock purchase warrant. (See Note
6.)

During the year ended
December
31,
2016,
investors elected to convert an aggregate
$589,371
principal amount promissory notes issued in our
2015
Unit Offering into
2,167,420
shares of our common stock (see Note
5,
“Common Stock”). As of
December
31,
2016,
$4,140,213
of these notes remain outstanding.

December/January Notes

In
January
2015,
we received
$133,000
and issued unsecured convertible promissory notes each with a one
-year maturity date, which accrue interest at a rate of
12%
per annum. Each noteholder, for no additional consideration, received a stock purchase warrant exercisable at
$0.30
per share, which expires
January
2018.
(See Note
6).

The funds received as part of our December/January Notes totaled
$333,000.
During the year ended
December
31,
2015,
these investors converted their investments, including principal and interest in the aggregate amount of
$383,913,
into convertible promissory notes on the same terms and notes issued in the
2015
Unit Offering, convertible at
$0.25
per share, maturing
June
1,
2018.
Additionally, the investors received a Series A stock purchase warrant to purchase
1,909,301
shares of our common stock at an exercise price of
$0.40
per share. (See Note
6).

Summer
2014
Offering Conversions

During
2015,
investors included in our Summer
2014
Offering exercised their right to convert their equity investment into the
2015
Unit Offering. In exchange for a note and warrant on the terms offered in our
2015
Unit Offering (see above), we agreed to cancel
530,000
shares of our common stock issued as part of the Summer
2014
Offering, such that the original equity investment
$212,000
was cancelled and we issued new convertible promissory notes totaling
$212,000
with an expiration date of
June
1,
2018.

$50,000
Line of Credit

On
November
19,
2013,
we received
$50,000
pursuant to a line of credit which accrues interest at a rate of
24%.
We have pledged our inventory and accounts receivable as collateral. The maturity date of the line of credit was
May
15,
2016.

 In
September
2015,
this line of credit, plus outstanding interest, was converted to a convertible promissory note in the principal amount of
$58,530,
and a Series A stock purchase warrant on the same terms as our
2015
Unit Offering, such that the note matures on
June
1,
2018,
and converts at a price of
$0.25
per share, and the warrant allows the purchase of up to
234,120
shares at
$0.40
per share.

One-Year Convertible Notes, mature
July
8,
2017
and
December
30,
2017

On
December
30,
2016,
we received
$250,000
and issued convertible promissory notes (convertible at
$0.57
per share) with a maturity date of
December
30,
2017
to
two
accredited investors, in the aggregate principal amount of
$280,000.
Interest is charged upon issuance at
3%
per annum. We issued these investors stock purchase warrants to purchase an aggregate
400,000
shares of our common stock exercisable at
$0.75
per share, which expire
five
years from the date of grant. We are required to include the shares underlying the warrants in any registration statement (piggy back registration rights) subsequent to the Form S-
1
filed
January
24,
2017.
Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price.
Thus, the warrants are presented as a derivative liability on our balance sheet. The fair value of these warrants was
$331,760
at issuance, and this amount was recorded as a derivative liability. The remaining
$280,000
was recorded as a debt discount.

On
July
8,
2016,
we received
$250,000
and issued convertible promissory notes (convertible at
$0.45
per share) with a maturity date of
July
8,
2017
to
two
accredited investors’ in the aggregate principal amount of
$280,000.
Interest is charged upon issuance at
3%
per annum. We issued these investors
stock purchase warrants to purchase an aggregate
400,000
shares of our common stock
exercisable at
$0.65
per share, which expire
five
years from the date of grant. We are required to include the shares underlying the warrants in any subsequent registration statement (piggy back registration rights). Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering. Thus, the warrants are presented as a derivative liability on our balance sheet. The fair value of these warrants was
$160,000
at issuance, and this amount was recorded as a derivative liability. The remaining
$120,000
was recorded as a debt discount for the beneficial conversion feature embedded in the debt instrument. On
December
31,
2016
we again calculated the fair value of the warrants, resulting in a change in the derivative liability of
$171,800
and a total derivative liability of
$331,800.

Line of Credit, matures
December
1,
2017

On
June
6,
2016,
we received
$300,000
pursuant to a line of credit, accruing interest at a rate of
18%
per annum, for which we have pledged our inventory and accounts receivable as collateral. The line of credit may
be repaid following
nine
-months from the date of issuance or at the maturity date
December
1,
2017.

Each investor, for no additional consideration, received a warrant to purchase our common stock. (See Note
6).
The warrant allows for the purchase of the number of common shares equal to the investment amount (e.g., one
warrant share for each dollar invested).

On
September
17,
2016,
investors holding
$250,000
of the line of credit converted their line of credit into convertible promissory notes and stock purchase warrants on the same terms and notes issued in the
2015
Unit Offering (see section immediately below). As of
December
31,
2016,
$50,000
remains outstanding on this line of credit.

Convertible Notes, mature
September
17,
2019

On
September
17,
2016,
investors in the line of credit (see “Line of Credit, matures
December
1,
2017,
above) converted
$250,000
plus accrued interest of
$33,571
into convertible promissory notes totaling
$283,571
on the same terms and notes issued in the
2015
Unit Offering, convertible at
$0.55
per share, with the exception that these notes mature
September
17,
2019,
rather than
June
1,
2018.
Additionally, the investors received a Series A stock purchase warrant to purchase
515,583
shares of our common stock at an exercise price of
$0.70
per share. (See Note
6).

Convertible Notes, mature
December
31,
2019
– Winter
2016
Unit Offering

On
December
27,
2016,
we commenced a private securities offering (titled the “Winter
2016
Unit Offering”) which offered the sale of
$600,000
of “Units,” each Unit consisting of a convertible promissory note and stock purchase warrant. The promissory notes issued to investors were convertible at
$0.57
cents per share, mature
December
31,
2019,
and bear interest at the rate of
12%
per annum on the amount invested. Any interest due will be paid quarterly in arrears in cash or shares of common stock. If paid by the issuance of common stock, interest is paid at a conversion price equal to the average closing price of the Company’s common stock over the
20
trading days prior to the interest payment due date. The principal amount of the note may
be paid by the issuance of shares of common stock, or cash, upon maturity at the Company’s election.

When paid in shares, the number of shares to be issued shall be calculated by dividing the principal amount invested by the
$0.57
conversion price. Promissory notes
may
be converted at any time by the investor, at maturity by the Company, or by the Company prior to maturity, so long as the following conditions are met: (i) the Shares issued as payment are registered with the SEC; and (ii) the Company’s common stock closes for ten
consecutive trading days at or above
three
times the Unit price. In addition to the convertible promissory note, each investor received a warrant allowing for the purchase of the number of shares of BioLargo common stock equal to the investment amount divided by
$0.57
(e.g.,
one
warrant share for each share of common stock which the investor is eligible to receive through conversion of his original convertible note). The exercise price of the warrant is
$0.70
per share of common stock and expire on
December
31,
2021.

The Company
may
“call” the warrants, requiring the investor to exercise their warrants within
30
days or forever lose the rights to do so, only if the following conditions have been met: (i) the underlying Shares are registered with the SEC and (ii) the Company’s common stock closes for
10
consecutive trading days at or above
two
times the exercise price. The shares underlying the warrants contain “piggy back” registration rights for any registrations subsequent to the Form S-
1
filed
January
24,
2017.
The offering terminated on
January
13,
2017
(see Note
10).
We received
$167,000
in investments from
three
accredited investors, and issued warrants to purchase
292,983
shares of our common stock. (See Note
6.)

All of these offerings and sales were made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities.